Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 736	€ 813
Other	0	1
Accrued income	736	814
Current	€ 736	€ 814